Fair Value Measurements - Schedule of Liability for Derivatives and Warrants (Details) (FaceBank Group, Inc Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Fair Values of Derivatives, Convertible Notes at beginning		$ 1,203			$ 1,203
Fair Values of Derivatives, Convertible Notes Change in fair value					(206)
Fair Values of Derivatives, Convertible Notes Additions					3,583
Fair Values of Derivatives, Convertible Notes Redemptions					(4,580)
Fair Values of Derivatives, Convertible Notes at end							$ 1,203
Fair Values of Warrants (assumed from subsidiary) Change in fair value					(3)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Profits Interests Sold Change in fair value					148
Profits Interests Sold Additions
Profits Interests Sold Redemptions
Warrant Liability, at beginning		24			24
Warrant Liability, Change in fair value	(4,543)				(9,143)
Warrant Liability, Additions					50,743
Warrant Liability, Redemptions
Warrant Liability, at end	$ 28,085				28,085		24
Embedded Put Option, Change in fair value					(220)
Embedded Put Option, Additions					172
Embedded Put Option, Redemptions					(328)
FaceBank Group, Inc Pre-Merger [Member]
Fair Values of Derivatives, Convertible Notes at beginning		1,203		$ 1,018	1,203	1,018	1,018
Fair Values of Derivatives, Convertible Notes Change in fair value		(200)					(678)
Fair Values of Derivatives, Convertible Notes Additions		689					863
Fair Values of Derivatives, Convertible Notes Redemptions
Fair Values of Derivatives, Convertible Notes at end		1,692					1,203
Fair Values of Warrants (assumed from subsidiary) at beginning		24			24
Fair Values of Warrants (assumed from subsidiary) Change in fair value		15					(4,504)
Fair Values of Warrants (assumed from subsidiary) Additions
Fair Values of Warrants (assumed from subsidiary) Redemptions
Fair Values of Warrants (assumed from subsidiary) at end		39					24
Profits Interests Sold at beginning		1,971			1,971
Profits Interests Sold Change in fair value
Profits Interests Sold Additions
Profits Interests Sold Redemptions
Profits Interests Sold at end		1,971					1,971
Warrant Liability, at beginning
Warrant Liability, Change in fair value		366
Warrant Liability, Additions		15,621
Warrant Liability, Redemptions
Warrant Liability, at end		15,987
Embedded Put Option, at beginning		376			$ 376
Embedded Put Option, Change in fair value		(97)					(137)
Embedded Put Option, Additions		172					589
Embedded Put Option, Redemptions		(62)					(76)
Embedded Put Option, at end		$ 389					$ 376